Unaudited Pro Forma Information For Illustrative and Informative Purposes (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Pro Forma Information Nonrecurring Adjustment [Line Items]
Current portion of allocated long-term debt, reported	$ 6	[1]	$ 73	[1]	$ 0
Allocated long-term debt, reported	0	[1]	509	[1]	575
Pro forma adjustment: issuance of long-term debt-Senior notes, net of discount	3,640	[1]	0	[1]
Long-term debt	3,640	[1]	0	[1]
Business unit equity, reported	0	[1]	4,183	[1]	3,785
Business unit equity	0	[1]	4,183	[1]	3,785
Additional paid-in capital, reported	812	[1]	0	[1]
Additional paid-capital	812	[1]	0	[1]
Allocated Long-term Debt
Pro Forma Information Nonrecurring Adjustment [Line Items]
Total allocated long-term debt, reported			582		575
Pro forma adjustment
Pro Forma Information Nonrecurring Adjustment [Line Items]
Current portion of allocated long-term debt, reported			73
Allocated long-term debt, reported			509
Pro forma adjustment: issuance of long-term debt-Senior notes, net of discount			3,640
Long-term debt			3,640
Business unit equity, reported			4,183
Pro forma adjustment: elimination of allocated long-term debt (to be retained by Pfizer)			582
Pro forma adjustment: reclassification of business unit equity on asset transfer			(4,765)
Business unit equity			4,183
Capital stock, reported			5
Pro forma adjustment: issuance of capital stock to Pfizer in connection with asset transfer			5
Capital stock			5
Additional paid-in capital, reported			1,201
Pro forma adjustment: reclassification of Business unit equity on asset transfer			4,765
Pro forma adjustment: establishment of capital stock on asset transfer			(5)
Pro forma adjustment: consideration paid to Pfizer in connection with asset transfer			(3,559)
Additional paid-capital			1,201
Pro forma adjustment | Allocated Long-term Debt
Pro Forma Information Nonrecurring Adjustment [Line Items]
Total allocated long-term debt, reported			582
Pro forma adjustment: elimination of allocated long-term debt (to be retained by Pfizer)			$ (582)

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.